Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited)		Common Stock [Member] USD ($) shares	Common Stock [Member] HKD ($) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] HKD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] HKD ($)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] HKD ($)	USD ($)	HKD ($)
Beginning balance, value at Dec. 31, 2022			$ 3,900		$ 2,042,379		$ 8,478,877		$ (99,258)		$ 10,425,898
Balance, shares at Dec. 31, 2022 | shares	[1]	11,585,000	11,585,000
Net loss							2,220,338				2,220,338
Dividend declared							(2,528,413)				(2,528,413)
Foreign currency translation adjustments									(157)		(157)
Balance at Jun. 30, 2023			$ 3,900		2,042,379		8,170,802		(99,415)		10,117,666
Balance, shares at Jun. 30, 2023 | shares	[1]	11,585,000	11,585,000
Beginning balance, value at Dec. 31, 2023			$ 3,900		2,042,379		9,778,545		(81,392)		11,743,432
Balance, shares at Dec. 31, 2023 | shares	[1]	11,585,000	11,585,000
Net loss							(5,546,591)			$ (710,345)	(5,546,591)
Foreign currency translation adjustments									3,480	(5,099)	3,480
Issuance of Ordinary Shares — initial public offer, net of issuance costs					44,376,168						44,376,168
Issuance of Ordinary Shares initial public offer, net of issuance costs, shares | shares		1,666,667	1,666,667
Balance at Jun. 30, 2024		$ 500	$ 3,900	$ 5,950,728	$ 46,418,547	$ 541,565	$ 4,231,954	$ (15,520)	$ (77,912)	$ 6,477,273	$ 50,576,489
Balance, shares at Jun. 30, 2024 | shares	[1]	13,251,667	13,251,667

[1]	Giving retroactive effect to the 1 for 231.7 share split effected on August 11, 2023.